WARRANTS (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (USD $)	6 Months Ended	12 Months Ended	0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Mar. 06, 2012 Ruby Development Company [Member]	Apr. 22, 2011 Ruby Development Company [Member]	Sep. 27, 2010 Ruby Development Company [Member]	Mar. 06, 2012 Ruby Development Company [Member]	Apr. 22, 2011 Ruby Development Company [Member]	Sep. 27, 2010 Ruby Development Company [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock Price on Measurement Date (in Dollars per share)						$ 0.095	$ 0.11	$ 0.015
Exercise Price of Warrants (in Dollars per share)						$ 0.09	$ 0.10	$ 0.02
Term of Warrants (years)	50 years	50 years	5 years	5 years	2 years 94 days
Computed Volatility			155.00%	324.00%	440.00%
Annual Dividends			0.00%	0.00%	0.00%
Discount Rate	9.90%	9.90%	0.83%	2.12%	0.44%